UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK BOND FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006

[LOGO OF USAA]
   USAA(R)

                               USAA NEW YORK BOND Fund

                                            [GRAPHIC OF USAA NEW YORK BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Bishop Henry B. Hucles Nursing Home Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              ETM     Escrowed to final maturity

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              MTA     Metropolitan Transportation Authority

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.7%)

             NEW YORK
  $ 1,000    Albany IDA Civic Facility RB, Series 2002A                                            6.00%     7/01/2019   $  1,052
    1,000    Albany Parking Auth. RB, Series 2001A                                                 5.63      7/15/2020      1,050
    1,500    Buffalo Municipal Water Finance Auth. RB, Series 1998A (PRE)(INS)                     5.00      7/01/2028      1,550
      750    Cattaraugus County IDA Civic Facility RB, Series 2006A                                5.10      5/01/2031        742
      985    Clarence IDA Civic Facility RB (Bristol Village Project)                              6.00      1/20/2044      1,067
             Dormitory Auth. RB,
    1,535       Montefiore Medical Center (INS)                                                    5.00      2/01/2028      1,565
    1,000       Mortgage Hospital Special Surgery (INS)                                            4.50      8/15/2025        969
    2,000       Series 1998G (Northern General Hospital) (ETM)                                     5.30      2/15/2019      2,117
    1,750       Series 1999 (Long Island Univ.) (INS)                                              5.13      9/01/2023      1,786
    3,000       Series 1999 (Pratt Institute) (INS)                                                6.00      7/01/2020      3,202
    1,000       Series 1999 (SUNY) (PRE)(INS)                                                      5.75      5/15/2024      1,077
    2,500       Series 1999A (Catholic Health Services) (INS)                                      5.50      7/01/2024      2,626
      365       Series 1999A (Upstate Community Colleges) (PRE)                                    5.00      7/01/2019        380
      635       Series 1999A (Upstate Community Colleges)                                          5.00      7/01/2019        648
    1,750       Series 1999B (Univ. of Rochester) (PRE)                                            5.63      7/01/2024      1,853
    2,345       Series 2000A (City Univ. Systems) (PRE)(INS)                                       5.13      7/01/2025      2,455
    1,000       Series 2000A (Columbia Univ.)                                                      5.00      7/01/2025      1,023
    4,065       Series 2000A (Univ. of Rochester), 6.05%, 7/01/2010 (PRE)(INS)                     6.05(b)   7/01/2023      3,504
      400       Series 2001 (Augustana Lutheran Home) (INS)                                        5.40      2/01/2031        416
    1,000       Series 2001 (D'Youville College) (INS)                                             5.25      7/01/2020      1,041
      500       Series 2001A (Winthrop Univ. Hospital) (INS)                                       5.00      7/01/2021        512
    1,250       Series 2002 (Joachim & Ann Residence) (LOC - Allied Irish Banks plc)               5.25      7/01/2027      1,280
    2,470       Series 2002B (Columbia Univ.)                                                      5.00      7/01/2022      2,541
    1,000       Series 2003 (Lutheran Medical Center) (INS)                                        5.00      8/01/2031      1,018
    1,000       Series 2004A-1 (Albany Medical Center Hospital) (INS)                              5.00      8/15/2025      1,024
    1,140       Series 2005 (INS)                                                                  5.00      7/01/2021      1,174
    3,000       Series 2005 (St. Luke's-Roosevelt Hospital Center)                                 4.80      8/15/2025      2,992
    3,500       Series 2005A (INS)                                                                 5.00      7/01/2025      3,578
    1,000       Series 2005A (INS)                                                                 5.00      3/15/2034      1,019
    2,000       Series 2005E (Mental Health Services)                                              5.00      2/15/2030      2,030
    1,500       Series 2006 (NBGA)                                                                 5.00      7/01/2024      1,535
    3,000       Series 2006-1 (Memorial Sloan-Kettering Cancer Center)                             5.00      7/01/2035      3,051
    2,200    Dormitory Auth. RB (MLO), Series 1999 (Court Facilities) (PRE)                        6.00      5/15/2039      2,384
    1,090    Dutchess County IDA Civic Facility RB, Series 2000                                    5.75      8/01/2030      1,157
             Environmental Facilities Corp. RB,
       65       Series 1990B                                                                       7.50      3/15/2011         65
    2,000       Series 2001C                                                                       5.00      6/15/2023      2,060
    1,000       Series 2004E                                                                       5.00      6/15/2025      1,031
    1,655       Series 2005A                                                                       4.75     11/15/2027      1,661
             Erie County GO,
    1,000       Series 2000C (PRE)(INS)                                                            5.50      7/01/2029      1,069
      600       Series 2001A (INS)                                                                 4.88     10/01/2018        614
    1,000    Erie County IDA GO, Series 2003 (INS)                                                 5.75      5/01/2021      1,086
      200    Grand Central District Management Association, Inc. RB, Series 2004                   5.00      1/01/2022        204
    2,165    Housing Finance Agency MFH RB, Series 1996A (Housing Project) (INS)                   6.13     11/01/2020      2,212
    1,000    Jamestown, Public Improvement GO, Series 2006B (INS)                                  4.00     11/15/2019        947
             Long Island Power Auth. RB,
    3,350       Series 1998A (PRE)                                                                 5.25     12/01/2026      3,473
      750       Series 2003C                                                                       5.50      9/01/2021        797
    3,000       Series 2004A (INS)                                                                 5.00      9/01/2034      3,056
    3,220    Monroe County IDA RB, Series 1998                                                     5.20     12/20/2039      3,261

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
             MTA RB,
  $ 2,200       Series 2002A (State Service Contract) (INS)                                        5.00%     7/01/2025   $  2,251
    3,000       Series 2005A (INS)                                                                 4.75     11/15/2028      3,003
             New York City GO,
      200       Series 1994A-4 (LOC - WestLB AG)                                                   3.96      8/01/2023        200
    2,995       Series 1997I (PRE)                                                                 6.25      4/15/2017      3,083
        5       Series 1997I                                                                       6.25      4/15/2017          5
      890       Series 2000A (PRE)                                                                 6.00      5/15/2020        966
      110       Series 2000A                                                                       6.00      5/15/2020        118
    1,000       Series 2002D                                                                       5.25      6/01/2022      1,035
    2,315       Series 2005C                                                                       5.00      8/01/2026      2,348
             New York City Health and Hospital Corp. RB,
    1,000       Series 2002A (INS)                                                                 5.00      2/15/2021      1,026
    1,000       Series 2003A (INS)                                                                 5.25      2/15/2022      1,052
    1,600    New York City Housing Development Corp. RB,
                Series 2005A (Capital Funding Project) (INS)                                       5.00      7/01/2025      1,652
             New York City IDA Civic Facility RB,
    2,420       Series 1997 (YMCA)                                                                 5.80      8/01/2016      2,488
    1,000       Series 2001 (Marymont School) (INS)                                                5.13      9/01/2021      1,010
    1,000       Series 2003 (Roundabout Theatre) (INS)                                             5.00     10/01/2023        996
    1,285       Series 2004A-1 (Special Needs Facilities) (INS)                                    5.05      7/01/2024      1,288
    3,000       Series 2005B-2 (Ethical Culture School) (INS)                                      4.50      6/01/2035      2,867
    2,000    New York City IDA RB, Liberty IAC/InterActiveCorp                                     5.00      9/01/2035      2,003
             New York City Municipal Water Finance Auth. RB,
   17,090       Series 1998D                                                                       5.12(a)   6/15/2020      8,997
    1,000       Series 2004C                                                                       5.00      6/15/2035      1,014
    3,650    New York City Transit Auth. MTA COP, Series 2000A (PRE)(INS)                          5.88      1/01/2030      3,925
             New York City Transitional Finance Auth. RB,
      800       Fiscal 2000 Series A (PRE)                                                         5.75      8/15/2024        852
      930       Fiscal 2001 Series A (PRE)                                                         5.38      2/15/2020        986
       70       Fiscal 2001 Series A                                                               5.38      2/15/2020         74
    2,500       Fiscal 2004 Series C                                                               5.00      2/01/2033      2,547
      130       Fiscal 2005 Series B                                                               5.00      5/01/2029        132
       60       Fiscal 2005 Series C (PRE)                                                         5.00      5/01/2029         62
      440       Series 1999C (PRE)                                                                 5.50      5/01/2025        464
      310       Series 1999C (PRE)                                                                 5.00      5/01/2029        323
      555       Series 2005C (PRE)                                                                 5.50      5/01/2025        585
             Niagara Falls City School District COP (MLO),
    3,300       Series 1998 (PRE)                                                                  5.38      6/15/2028      3,428
    1,000       Series 2005 (INS)                                                                  5.00      6/15/2028      1,018
             Suffolk County IDA RB,
    2,600       Series 2006 (Jeffersons Ferry Project)                                             5.00     11/01/2028      2,581
    1,000       Series 2006A (Dowling College Civic Facility) (INS)                                5.00      6/01/2036        994
             Thruway Auth. RB,
      500       Series 2002A (PRE)(INS)                                                            5.25      4/01/2016        533
    1,000       Series 2004A (INS)                                                                 5.00      3/15/2024      1,030
    2,000    Tobacco Settlement Financing Corp. RB (State Appropriation Enhanced),
                Series 2003 A-1C                                                                   5.50      6/01/2019      2,132
      150    Triborough Bridge and Tunnel Auth. RB, Series 2001A                                   5.00      1/01/2032        152
    3,450    Ulster County Civic Facility IDA RB,
                Series 1999 (LOC - Manufacturers & Traders Trust Co.)                              5.65     11/15/2024      3,543
      680    Ulster County Resource Recovery Agency RB, Series 2002 (INS)                          5.25      3/01/2018        712
             Urban Development Corp. RB,
    1,300       Series 2000D (PRE)(INS)                                                            5.25      1/01/2030      1,373
    1,270       Series 2002A (PRE)                                                                 5.38      3/15/2020      1,362
    2,000       Series 2002C-1 (PRE)                                                               5.00      3/15/2028      2,117

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $ 1,000    Warren & Washington Counties IDA RB, Series 2003A (INS)                               5.00%    12/01/2027   $  1,020
                                                                                                                         --------
             Total fixed-rate instruments (cost: $141,856)                                                                146,301
                                                                                                                         --------

             VARIABLE-RATE DEMAND NOTES (0.1%)

             NEW YORK
       55    Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
                (LOC - Landesbank Hessen-Thuringen) (cost: $55)                                     4.00     7/01/2023         55
                                                                                                                         --------

             TOTAL INVESTMENTS (COST: $141,911)                                                                          $146,356
                                                                                                                         ========

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           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA New York Bond Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $5,116,000 and $671,000 respectively, resulting in net unrealized appreciation of $4,445,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $148,190,000 at June 30, 2006, and, in total, may not equal 100%.

6

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           to Portfolio of INVESTMENTS
           (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48504-0806                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.